Related party transactions - Impact on the results of operations of transactions between the Corporation and EVERTEC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Related Party Transaction, Amounts of Transaction	$ (3,182)	$ (8,360)
EVERTEC Inc.
Related Party Transaction
Related Party Transaction, Amounts of Transaction	(211,616)	(192,671)	$ (182,338)
EVERTEC Inc. | Interest Expense
Related Party Transaction
Interest Expense Related Party	(388)	(315)	(106)
EVERTEC Inc. | ATH and credit cards interchange income from services
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	27,384	22,406	29,224
EVERTEC Inc. | Rental income charged
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	6,593	7,305	7,418
EVERTEC Inc. | Processing fees on services provided
Related Party Transaction
Expenses from Transactions with related party	(245,945)	(223,069)	(219,992)
EVERTEC Inc. | Other services provided
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	$ 740	$ 1,002	$ 1,118